UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	NexPoint Credit Strategies Fund

Principal Amount ($)			Value ($)
U.S. Senior Loans (a) - 16.8%
CHEMICALS - 0.5%
	2,963,913	Vertellus Specialties, Inc. Term Loan B 10.50%, 10/31/2019	1,767,233

ENERGY - 0.2%
	449,798	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	236,144
	1,529,000	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	282,865

			519,009

GAMING & LEISURE - 1.1%
	3,883,480	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked Deposit(b)	97,087
	8,322,966	First Lien Tranche B Term Loan(b)	208,074
	8,824,911	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (c)(d)(e)	3,596,151

			3,901,312

HOUSING - 0.0%
	2,221,161	LBREP/L-SunCal Master I LLC First Lien Term Loan B(b)(d)	—

MEDIA & TELECOMMUNICATIONS - 0.0%
	2,578,841	Endurance Business Media, Inc. Term Loan (b)(d)(e)	—

SERVICE - 3.2%
	14,640,289	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	10,877,735

TELECOMMUNICATIONS - 4.1%
	14,320,737	TerreStar Corp. Term Loan A 5.50%, 02/27/2020 (d)(e)	14,263,454

UTILITY - 7.7%
	75,329,417	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.92%, 10/10/2017 (f)	21,845,531
	17,000,000	Non-Extended Term Loan 4.92%, 10/10/2016	4,830,805

			26,676,336

		Total U.S. Senior Loans (Cost $111,326,332)	58,005,079

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 0.7%
MARSHALL ISLANDS - 0.7%
USD	6,269,697	Drillships Financing Holding, Inc. Tranche Term Loan B-1 6.00%, 03/31/2021 (f)	2,268,878

UNITED KINGDOM - 0.0%
GBP		Henson No. 4, Ltd.
	930,409	Term Loan Facility B (b)(d)	16,900
	942,045	Term Loan Facility C (b)(d)	17,082

			33,982

		Total Foreign Denominated or Domiciled Senior Loans (Cost $4,285,366)	2,302,860

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

Principal Amount ($)
Asset-Backed Securities (g)(h) - 16.0%
4,500,000	Acis CLO, Ltd. Series 2013-1A, Class E 6.22%, 04/18/2024 (i)	3,020,625
9,142,000	Series 2013-1A, Class F 7.12%, 04/18/2024 (i)	4,999,760
14,000,000	Series 2013-1A, Class SUB 0.00%, 04/18/2024 (i)	3,839,500
2,000,000	Series 2013-2A, Class E 5.55%, 10/14/2022 (i)	1,638,400
10,000,000	Series 2014-3A, Class E 5.37%, 02/01/2026 (i)	5,825,000
5,000,000	Series 2014-3A, Class F 6.22%, 02/01/2026 (i)	2,355,000
2,250,000	ALM VII, Ltd. Series 2013-7R2A, Class SUB 0.00%, 04/24/2024	1,031,400
1,000,000	Apidos CLO Series 2013-12A, Class F 5.52%, 04/15/2025	576,000
1,925,000	Betony CLO, Ltd. Series 2015-1A, Class SUB 0.00%, 04/15/2027	938,630
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.37%, 04/13/2025	1,528,760
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 6.22%, 10/17/2026	667,400
3,375,116	Eastland CLO, Ltd. Series 2007-1A, Class D 4.22%, 05/01/2022 (i)	2,692,555
1,000,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class F 6.47%, 01/16/2026	470,000
2,915,407	Grayson CLO, Ltd. Series 2006-1A, Class D 4.22%, 11/01/2021 (i)	2,448,942
850,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.67%, 04/15/2025	564,400
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.75%, 11/18/2026	1,740,000
2,127,119	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.37%, 11/12/2019 (i)	1,979,007
764,133	Highland Loan Funding V, Ltd. 2.76%, 08/01/2016 (i)	588,535
13,375,000	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.03%, 11/25/2051 (i)	9,496,250
2,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.37%, 05/20/2027	1,440,000

2,752,426	Rockwall CDO II, Ltd. Series 2007-1A, Class B2L 4.87%, 08/01/2024 (i)	2,239,236
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2016 (i)	378,750
2,100,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.12%, 07/24/2024	1,155,000
3,980,138	Westchester CLO, Ltd. Series 2007-1A, Class E 4.92%, 08/01/2022 (i)	3,395,947

	Total Asset-Backed Securities (Cost $73,521,413)	55,009,097

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

Corporate Bonds & Notes - 8.0%
ENERGY - 0.4%
877,000	American Energy-Permian Basin LLC 7.13%, 11/01/2020 (g)(j)(k)(l)	267,485
307,681	7.38%, 11/01/2021 (g)	95,381
4,062,000	Arch Coal, Inc. (b)(j)(k)	27,926
3,363,000	Linn Energy LLC 6.25%, 11/01/2019 (j)(k)	386,745
2,493,000	Penn Virginia Corp. 8.50%, 05/01/2020 (j)(k)	324,090
5,000,000	Venoco, Inc. (b)(j)(k)	150,000

		1,251,627

INFORMATION TECHNOLOGY - 3.4%
23,971,250	Avaya, Inc. 10.50%, 03/01/2021 (g)(j)(k)	7,491,016
5,000,000	Scientific Games International, Inc. Term Loan B-2 10.00%, 12/01/2022 (j)(k)	4,075,000

		11,566,016

TELECOMMUNICATIONS - 0.1%
2,040,200	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021 (j)(k)	469,246

TRANSPORTATION - 0.1%
3,750,000	DPH Holdings Corp. 05/01/2009 (b)(j)(k)	117,188
3,933,000	06/15/2006 (b)(j)(k)	122,906
8,334,000	05/01/2029 (b)(j)(k)	260,437

		500,531

UTILITY - 4.0%
18,439,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (g)(j)(k)	11,432,180
5,000,000	Texas Competitive Electric Holdings Co. LLC 10/01/2020 (b)(g)(j)(k)	1,462,500
24,000,000	04/01/2021 (b)(j)(k)	930,000

		13,824,680

	Total Corporate Bonds & Notes (Cost $72,926,756)	27,612,100

Principal Amount
Foreign Corporate Bonds & Notes (b) - 0.2%
NETHERLANDS - 0.2%
USD	Celtic Pharma Phinco BV, PIK
64,515,064	17.00%, 06/15/2012 (g)	645,151
28,665,284	17.00%, 07/15/2016 (d)	—

	Total Foreign Corporate Bonds & Notes (Cost $62,254,526)	645,151

Principal Amount ($)
Sovereign Bonds (b)(j) - 1.9%
10,000,000	Argentine Republic Government International Bond	6,705,000

	Total Sovereign Bonds (Cost $4,939,437)	6,705,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

Shares
Common Stocks - 89.9%
CHEMICALS - 0.9%
372,971	MPM Holdings, Inc. (k)(m)	2,610,797
83,904	MPM Holdings, Inc. (m)(o)	587,328

		3,198,125

CONSUMER DISCRETIONARY - 1.9%
676,933	K12, Inc. (k)(m)	6,694,868

ENERGY - 1.5%
161,280	Atlantic Power Corp. (j)(k)	396,749
3,360	California Resources Corp. (k)	3,461
249,657	DryShips, Inc. (j)(k)(m)	586,694
85,750	Energy Transfer Equity LP (j)(k)	611,397
2,060,928	Ocean Rig UDW, Inc. (j)(k)	1,690,579
110,000	Plains GP Holdings LP, Class A (j)(k)	955,900
22,600	Western Gas Equity Partners LP (j)(k)	805,464

		5,050,244

FINANCIAL - 6.8%
1,000,000	Adelphia Recovery Trust	2,300
46,601	American Banknote Corp. (d)(m)	122,561
1,098,185	Fortress Investment Group LLC, Class A (j)(k)	5,249,324
14,899,174	Specialty Finance, Inc. (d)(e)(m)	18,081,638

		23,455,823

GAMING & LEISURE - 0.0%
14	LLV Holdco LLC - Litigation Trust Units (d)(e)(m)	—
26,712	LLV Holdco LLC - Series A, Membership Interest (d)(e)(m)	—
144	LLV Holdco LLC - Series B, Membership Interest (d)(e)(m)	—

		—

HEALTHCARE - 0.5%
24,000,000	Genesys Ventures IA, LP (d)(e)	1,670,400

HOUSING - 0.4%
368,150	CCD Equity Partners LLC (d)	1,200,169

INFORMATION TECHNOLOGY - 15.9%
833	CDK Global, Inc. (k)	38,776
24,185	Corning, Inc. (j)(k)	505,225
1	Magnachip Semiconductor Corp. (m)	5
734,300	salesforce.com, Inc. (j)(k)(m)	54,213,369

		54,757,375

MEDIA & TELECOMMUNICATIONS - 7.0%
74,362	Cumulus Media, Inc., Class A (k)(m)	34,526
18,000	Gray Television, Inc., Class A (k)(m)	188,550
49,784	Loral Space & Communications, Inc. (j)(k)(m)	1,748,912
308,875	Metro-Goldwyn-Mayer, Inc., Class A (m)(n)	21,949,430
645	Time, Inc. (k)	9,959

		23,931,377

REAL ESTATE - 0.0%
438,384	Allenby (d)(e)(m)	—
4,886,550	Claymore (d)(e)(m)	5

		5

REAL ESTATE INVESTMENT TRUST - 43.8%
25,255,573	Freedom, REIT (d)(e)(m)	64,906,823
8,271,300	Nexpoint Real Estate Capital, REIT (d)(e)(m)	85,801,505

		150,708,328

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

TELECOMMUNICATIONS - 10.0%
110,872	TerreStar Corp. (d)(e)(m)(n)	34,547,715

UTILITY - 0.9%
26,220	Entegra TC LLC, Class A (m)	707,940
1,272,973	Entegra TC LLC, Class B (m)	4,455
181,163	NRG Energy, Inc. (k)	2,356,931

		3,069,326

WIRELESS COMMUNICATIONS - 0.3%
2,260,529	Pendrell Corp. (j)(k)(m)	1,198,080

	Total Common Stocks (Cost $485,404,085)	309,481,835

Preferred Stocks (g)(i) - 32.3%
FINANCIAL - 32.3%
14,500	Aberdeen Loan Funding, Ltd.	5,739,583
15,000	Brentwood CLO, Ltd.	5,925,000
34,500	Eastland CLO, Ltd.	13,599,900
5,000	Eastland Investors Corp.	1,971,000
7,750	Gleneagles CLO, Ltd.	2,974,063
62,600	Grayson CLO, Ltd., Series II	19,562,500
1,500	Grayson Investors Corp.	468,750
42,750	Greenbriar CLO, Ltd.	19,558,125
2,500	Liberty CLO, Ltd.	790,000
8,500	Red River CLO, Ltd., Series PS-2	1,615,000
10,500	Rockwall CDO, Ltd.	7,426,125
6,000	Southfork CLO, Ltd.	2,527,200
41,500	Stratford CLO, Ltd.	17,396,800
29,007	Westchester CLO, Ltd.	11,602,800

		111,156,846

	Total Preferred Stocks (Cost $169,308,711)	111,156,846

Exchange-Traded Funds (k) - 0.0%
2,340	Direxion Daily Gold Miners Index Bull 3X Shares ETF	136,726

	Total Exchange-Traded Funds (Cost $1,995,037)	136,726

Units
Warrants (m) - 0.1%
ENERGY - 0.1%
6,536,535	Kinder Morgan, Inc., expires 05/25/2017	238,584

GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15 (d)(e)	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15 (d)(e)	—
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15 (d)(e)	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15 (d)(e)	—
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15 (d)(e)	—

		—

	Total Warrants (Cost $4,500,396)	238,584

Shares
Registered Investment Companies (p) - 0.1%
172,125	State Street Navigator Prime Securities Lending Portfolio	172,125

	Total Registered Investment Companies (Cost $172,125)	172,125

Cash Equivalents - 0.1%
324,583	State Street Institutional Liquid Reserves Fund	324,583

	Total Cash Equivalents (Cost $324,583)	324,583

Total Investments - 166.1% (Cost $990,958,767)		571,789,986

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

Securities Sold Short (q) - (3.3)%
Common Stocks (r) - (3.3)%
ENERGY - 0.0%
8,451	Seventy Seven Energy, Inc.	(4,902)

HEALTHCARE - (1.8)%
6,525	Alexion Pharmaceuticals, Inc.	(908,411)
145,900	Myriad Genetics, Inc.	(5,461,037)

		(6,369,448)

INFORMATION TECHNOLOGY - (1.5)%
66,250	Zillow Group, Inc., Class A	(1,692,687)
140,400	Zillow Group, Inc., Class C	(3,331,692)

		(5,024,379)

	Total Common Stocks (Proceeds $14,389,976)	(11,398,729)

	Total Securities Sold Short (Proceeds $14,389,976)	(11,398,729)

Other Assets & Liabilities, Net - (62.8)%		(216,120,407)

Net Assets - 100.0%		344,270,850

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(c)	Fixed rate senior loan.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $224,224,403, or 65.1% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2016.
(e)	Affiliated issuer. Assets with a total aggregate market value of $222,867,691, or 64.7% of net assets, were affiliated with the Fund as of March 31, 2016.
(f)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $187,559,656 or 54.5% of net assets.
(h)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2016.
(i)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(j)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. The market value of the securities pledged as collateral was $56,673,362.
(k)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $91,900,949.
(l)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $168,039. The loaned securities were secured with cash collateral of $172,125. Collateral is calculated based on prior day’s prices.
(m)	Non-income producing security.
(n)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(o)	All or a portion of this security is a 4(a)(2) Security. The 4(a)(2) Securities will be deemed “restricted securities” (as defined by Rule 144 of the Securities Act) that may not be offered, sold, exchanged, assigned or otherwise transferred unless they are registered under the Securities Act, or an exemption from registration under the Securities Act is available.
(p)	Represents investments of cash collateral received in connection with securities lending.
(q)	As of March 31, 2016, $19,617,734 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(r)	No dividend payable on security sold short.

Currency Abbreviations:

GBP	British Pound
USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$172,125	$172,125

Total Borrowings	$172,125	$172,125

Gross amount of recognized liabilities for securities lending transactions		$172,125

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	NexPoint Credit Strategies Fund

Organization

NexPoint Credit Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The financial statements include information for the period ended March 31, 2016. The Fund trades on the New York Stock Exchange (“NYSE”) under the ticker symbol NHF. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006. NexPoint Advisors, L.P. (“NexPoint” or “Investment Adviser”), an affiliate of Highland Capital Management Fund Advisors, L.P. (“Highland”), is the investment adviser and administrator to the Fund.

Valuation of Investments

In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (NASDAQ), or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s reporting period end date that became available prior to the completion of this report that was not available at the time the Fund’s NAV as of the reporting period end date was published.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2016, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, common stocks, preferred stocks, exchange-traded funds, warrants, securities sold short and options. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds collateralized loan obligations and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks, exchange-traded funds, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. The Fund’s real estate investments include equity interests in limited liability companies and equity issued by REITs that invest in commercial real estate. The fair value of real estate investments that are not actively traded on national exchanges are based on internal models developed by the Investment Adviser. The significant inputs to the models include cash flow projections for the underlying properties, capitalization rates and appraisals performed by independent valuation firms. These inputs are not readily observable, and the Fund has classified the investments as Level 3 assets. Exchange-traded options are valued based on the last traded price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2016 is as follows:

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
U.S. Senior Loans
Chemicals	$1,767,233	$—	$1,767,233	$—
Energy	519,009	—	519,009	—
Gaming & Leisure	3,901,312	—	—	3,901,312
Housing	—	—	—	—	(2)
Media & Telecommunications	—	—	—	—	(2)
Service	10,877,735	—	10,877,735	—
Telecommunications	14,263,454	—	—	14,263,454
Utility	26,676,336	—	26,676,336	—
Foreign Denominated or Domiciled Senior Loans	2,302,860	—	2,268,878	33,982
Asset-Backed Securities	55,009,097	—	54,420,562	588,535
Corporate Bonds & Notes(1)	27,612,100	—	27,612,100	—	(2)
Foreign Corporate Bonds & Notes(1)	645,151	—	645,151	—	(2)
Sovereign Bonds	6,705,000	—	6,705,000	—
Common Stocks
Chemicals	3,198,125	—	—	3,198,125
Consumer Discretionary	6,694,868	6,694,868	—	—
Energy	5,050,244	5,050,244	—	—
Financial	23,455,823	5,251,624	—	18,204,199
Gaming & Leisure	—	—	—	—	(2)
Healthcare	1,670,400	—	—	1,670,400
Housing	1,200,169	—	—	1,200,169
Information Technology	54,757,375	54,757,375	—	—
Media & Telecommunications	23,931,377	1,981,947	21,949,430	—
Real Estate	5	—	—	5	(2)
Real Estate Investment Trust	150,708,328	—	—	150,708,328
Telecommunications	34,547,715	—	—	34,547,715
Utility	3,069,326	2,356,931	712,395	—
Wireless Communications	1,198,080	1,198,080	—	—
Preferred Stocks(1)	111,156,846	—	111,156,846	—
Exchange-Traded Funds	136,726	136,726	—	—
Warrants(1)
Equity Contracts	238,584	238,584	—	—	(2)
Registered Investment Companies	172,125	172,125	—	—
Cash Equivalents	324,583	324,583	—	—

Total Assets	571,789,986	78,163,087	265,310,675	228,316,224

Liabilities
Securities Sold Short(1)	(11,398,729)	(11,398,729)	—	—

Total Liabilities	(11,398,729)	(11,398,729)	—	—

Total	$560,391,257	$66,764,358	$265,310,675	$228,316,224

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the three month period ended March 31, 2016.

	Balance as of December 31, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)	Net Purchases(1)	Net (Sales)(1)	Balance as of March 31, 2016		Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
NexPoint Credit Strategies Fund
U.S. Senior Loans
Gaming & Leisure	$4,476,048	$—	$—	$—	$—	$(684,881)	$110,145	$—	$3,901,312		$(684,881)
Housing	—	—	—	—	—	—	—	—	—	(2)	—
Media & Telecommunications	—	—	—	—	—	—	—	—	—	(2)	—
Telecommunications	13,874,103	—	—	(583)		(981)	390,915	—	14,263,454		(981)
Foreign Denominated or Domiciled Senior Loans	35,060	—	—	—	—	(1,078)	—	—	33,982		(1,078)
Asset-Backed Securities	—	588,535	—	—	—	—	—	—	588,535		—
Common Stocks
Chemicals	4,682,969	—	—	—	—	(1,484,844)	—	—	3,198,125		(1,484,844)
Financial	22,516,499	—	—	—	2,096,897	1,507,008	1,603,182	(9,519,387)	18,204,199		1,507,008
Gaming & Leisure	—	—	—	—	—	—	—	—	—	(2)	—
Healthcare	1,569,600	—	—	—	—	100,800	—	—	1,670,400		100,800
Housing	1,141,265			—	—	58,904	—	—	1,200,169		58,904
Real Estate	5			—	—	(7,263)	7,263	—	5		(7,263)
Real Estate Investment Trust	161,905,867	—	—	—	69,598	(11,022,037)	—	(245,100)	150,708,328		(11,022,037)
Telecommunications	33,434,560	—	—	—	—	1,113,155	—	—	34,547,715		1,113,155
U.S. Warrants
Equity Contracts	—	—	—	—	—	—	—	—	—		—

Total	$243,635,976	$588,535	$—	$(583)	$2,166,495	$(10,421,217)	$2,111,505	$(9,764,487)	$228,316,224		$(10,421,217)

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2016, $588,535 was transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the three months ended March 31, 2016, there were no transfers between Level 3 to Level 2 or Level 1 to Level 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Real Estate Investment Trust	$150,708,328	Third-Party Valuations	Capitalization Rates	6% - 9.5%
		Net Asset Value	N/A	N/A

Common Stock	55,950,044	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	1.5x - 5.7x
			Liquidity Discount	25%
		Net Asset Value	N/A	N/A

Bank Loans	18,198,748	Third-Party Pricing Vendor	N/A	N/A
		Discounted Cash Flow	Spread Adjustment	0.0% - 0.2%
		Adjusted Appraisal	Liquidity Discount	10%

Limited Partnership Units	2,870,569	Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	19%
		Adjusted Appraisal	Liquidity Discount	25%
			Minority Discount	20%
			Regional Market Appreciation	6% - 40%

Asset-Backed Securities	588,535	Net Asset Value	Internal Rate of Return	9.1%

Total	$228,316,224

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of specific identification method for both financial statement and U.S. federal income tax purposes.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars as of the date of this report.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for the Fund.

When securities are sold short, the Fund intends to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets. The Fund may make short sales “against the box” without respect to such limitations.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

Derivative Transactions

The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Options

The Fund purchases and writes options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, nonperformance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased are adjusted by the original premium received or paid.

Transactions in written options for the three months ended March 31, 2016 were as follows:

	Number of Contracts	Notional Value	Premium
Outstanding, December 31, 2015	3,125	$24,700,000	$2,026,299
Put Options Expired	(400)	(2,900,000)	(302,877)
Put Options Exercised	(2,725)	(21,800,000)	(1,723,422)
Outstanding, March 31, 2016	—	—	—

Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies during the three month period ended March 31, 2016:

			Market Value
Issuer	Shares at December 31, 2015	Shares at March 31, 2016	December 31, 2015	March 31, 2016	Affiliated Income	Purchases	Sales
Allenby (Common Stocks)	436,635	438,384	—	—	—	1,749	—
Claymore (Common Stocks)	4,881,036	4,886,550	5	5	—	5,514	—
Endurance Business Media, Inc. (U.S. Senior Loans)	2,578,841	2,578,841	—	—	—	—	—
Freedom REIT (Common Stocks)(1)	25,255,573	25,255,573	63,896,601	64,906,823	944,536	—	—
Genesys Ventures IA, LP (Common Stocks)	24,000,000	24,000,000	1,569,600	1,670,400	—	—	—
LLV Holdco, LLC (U.S. Senior Loans & Common Stocks)	8,746,211	8,856,356	4,170,887	3,596,151	—	110,145	—
NexPoint Real Estate Capital, REIT (Common Stocks)(1)	8,271,300	8,271,300	97,833,766	85,801,505	7,305,464	—	—
TerreStar Corp. (U.S. Senior Loans & Common Stocks)	14,040,695	14,431,609	47,308,663	48,811,169	—	390,914	—
Specialty Finance, Inc. (Common Stocks)	13,388,945	14,899,174	14,188,265	18,081,638	—	22,983	—

	101,599,236	103,617,787	228,967,787	222,867,691	8,250,000	531,305	—

(1)	Managed by the same Investment Adviser as the Fund.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	NexPoint Credit Strategies Fund

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2016, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
$27,813,858	$430,268,701	$(402,454,843)	$962,846,100

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By:	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date:	May 27, 2016

By:	/s/ Brian Mitts
Brian Mitts
Executive Vice President, Principal Financial Officer and
Principal Accounting Officer

Date:	May 27, 2016